Cash and cash equivalents - Purpose of the consolidated statement of cash flow (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents.
Cash at banks and on hand attributable to continued operations	$ 4,414,456	$ 4,958,983	$ 2,922,755
Cash at banks and on hand attributable to discontinued operations		1,522	1,261
Cash and cash equivalents including discontinued operations	$ 4,414,456	$ 4,960,505	$ 2,924,016